Financial instruments-Risk management and fair value - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Mark to market derivative income (expense)	$ 0	$ 0
Investments at fair value	107,800	102,100
Net change in fair value of derivatives	4,469	(98,347)	$ 17,189
Debt including current maturities	$ 1,670,807	$ 1,462,691
Interest rate and cash flow risk
Disclosure of detailed information about financial instruments [line items]
Average interest rate on derivatives	100.00%
Change in interest expense	$ 5,900
Increase decrease in fair value of debt	$ 22,900
U.S. dollars
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign exchange risk expenses	83.60%
U.S. dollars | U.S. dollars
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign exchange risk revenue	65.00%	64.30%
2034 | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Effective interest rates of borrowings	1.74%	1.73%
Fixed Rated Debt
Disclosure of detailed information about financial instruments [line items]
Debt including current maturities	$ 1,077,400
Variable Rated Debt
Disclosure of detailed information about financial instruments [line items]
Debt including current maturities	$ 593,400
Fuel derivative instruments
Disclosure of detailed information about financial instruments [line items]
Derivative instrument hypothetical increases percentage	10.00%
Fuel derivative instruments | 2023 projection
Disclosure of detailed information about financial instruments [line items]
Derivative instrument expense increase	$ 81,900